Long-Term Debt - Summary Of Partnerships Outstanding Debt Repayable- Additional Information (Details)	6 Months Ended
Jun. 30, 2026
Long-Term Debt
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrMember
Minimum | Partnership's Loan Agreements
Long-Term Debt
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread on variable rate	1.94%
Maximum | Partnership's Loan Agreements
Long-Term Debt
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Spread on variable rate	2.40%
Average | Partnership's Loan Agreements
Long-Term Debt
Spread on variable rate	2.21%